Revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	December 31, 2021	December 31, 2020
Accounts receivable, net	169	125
Current contract liabilities (deferred revenues) (1)	(25)	(18)
Non-current contract liabilities (deferred revenues) (1)	(10)	(13)
(1)Current contract assets and liabilities balances are included in “Other current assets” and “Other current liabilities,” respectively in our Consolidated Balance Sheets as at December 31, 2021.
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2020 were as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)
Amortization of revenue that was included in the beginning contract liability balance	—	23	23
Cash received, excluding amounts recognized as revenue	—	(25)	(25)
Net contract liability at December 31, 2020	—	(31)	(31)
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2021 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2021	—	(31)	(31)
Amortization of revenue that was included in the beginning contract liability balance	—	24	24
Cash received, excluding amounts recognized as revenue	—	(28)	(28)
Net contract liability at December 31, 2021	—	(35)	(35)
The deferred revenue balance of $25 million reported in "Other current liabilities" at December 31, 2021 is expected to be realized within the next twelve months and the $10 million reported in "Other non-current liabilities" is expected to be realized within the following twelve months. The deferred revenue consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.